Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Average effective tax rate	56.30%	50.00%
Effective tax rate, excluding IRAP	51.70%	48.90%	(30.60%)	(43.80%)	60.10%
Applicable IRAP rate	4.60%	1.10%
Total income tax	€ (27,050)	€ (32,284)	€ (30,702)	€ (14,983)	€ (43,794)
Italian corporate income tax expense (IRES)	(24,849)	(31,559)
Italian regional income tax expense (IRAP)	€ (2,201)	€ (725)
Parent Company and Other Italian Entities
Statements [Line Items]
Effective tax rate, excluding IRAP	24.00%	24.00%
Parent [member]
Statements [Line Items]
Applicable IRAP rate	5.57%	5.57%
Other [Member]
Statements [Line Items]
Applicable IRAP rate	3.90%	3.90%